UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

           Report for the Calendar Year or Quarter Ended June 30, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Harbinger Capital Partners Master Fund I, Ltd.

Address:  c/o International Fund Services (Ireland) Limited
          Third Floor, Bishop's Square
          Redmond's Hill, Dublin 2, Ireland

13F File Number: 028-11249

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

By: Harbinger Capital Partners Offshore Manager, L.L.C.
By: HMC Investors, L.L.C., Managing Member

William R. Lucas, Jr.
Title:    Executive Vice-President
Phone:    (205) 987-5574

Signature, Place and Date of Signing:


/s/ William R. Lucas, Jr.         Birmingham, AL          August 14, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                 [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number            Name

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       2

Form 13F Information Table Entry Total: 38

Form 13F Information Table Value Total:  $9,371,887
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.  Form 13F File Number    Name
---  --------------------    ----

1.   028-10751               HMC Investors, L.L.C.
2.   028-11250               Harbinger Capital Partners Offshore Manager, L.L.C.

                                                     FORM 13F INFORMATION TABLE
          COLUMN 1               COLUMN 2     COLUMN 3    COL 4            COLUMN 5        COLUMN 5     COL 7           COLUMN 8

                                                         MARKET
                                 TITLE OF       CUSIP     VALUE     SHRS OR    SH/ PUT/    INVESTMENT   OTHER     VOTING AUTHORITY
       NAME OF ISSUER             CLASS         NUMBER   (x1000)    PRN AMT    PRN CALL    DISCRETION   MNGRS  SOLE      SHARED NONE
AK STL HLDG CORP              COM             001547108    759,000  11,000,000 SH        SHARED-DEFINED  1,2   11,000,000 0      0
ASHLAND INC NEW               COM             044209104    283,003   5,871,426 SH        SHARED-DEFINED  1,2    5,871,426 0      0
ATLAS AIR WORLDWIDE HLDGS IN  COM NEW         049164205    360,800   7,294,776 SH        SHARED-DEFINED  1,2    7,294,776 0      0
AUGUSTA RES CORP              COM NEW         050912203     67,944  11,775,381 SH        SHARED-DEFINED  1,2   11,775,381 0      0
CABLEVISION SYS CORP          CL A NY CABLVS  12686C109    163,679   7,242,424 SH        SHARED-DEFINED  1,2    7,242,424 0      0
CABLEVISION SYS CORP          CL A NY CABLVS  12686C109      7,564     334,700 SH  CALL  SHARED-DEFINED  1,2      334,700 0      0
CALPINE CORP                  COM  NEW        131347304  1,528,349  67,745,981 SH        SHARED-DEFINED  1,2   67,745,981 0      0
CLEVELAND CLIFFS INC          COM             185896107  1,072,710   9,000,000 SH        SHARED-DEFINED  1,2    9,000,000 0      0
CORN PRODS INTL INC           COM             219023108    157,265   3,202,298 SH        SHARED-DEFINED  1,2    3,202,298 0      0
FREEPORT-MCMORAN COPPER & GO  COM             35671D857  1,093,773   9,333,334 SH        SHARED-DEFINED  1,2    9,333,334 0      0
GENERAL MOLY INC              COM             370373102     49,656   6,309,578 SH        SHARED-DEFINED  1,2    6,309,578 0      0
GEORGIA GULF CORP             COM PAR $0.01   373200203      5,417   1,868,000 SH        SHARED-DEFINED  1,2    1,868,000 0      0
HORSEHEAD HLDG CORP           COM             440694305     28,313   2,328,333 SH        SHARED-DEFINED  1,2    3,450,000 0      0
HUGHES COMMUNICATIONS INC     COM             444398101     73,532   1,497,900 SH        SHARED-DEFINED  1,2    1,497,900 0      0
LEAP WIRELESS INTL INC        COM NEW         521863308    293,556   6,800,000 SH        SHARED-DEFINED  1,2    6,800,000 0      0
MEDIA GEN INC                 CL A            584404107     32,332   2,705,647 SH        SHARED-DEFINED  1,2    2,705,647 0      0
MEDIVATION INC                COM             58501N101     23,621   1,996,667 SH        SHARED-DEFINED  1,2    1,996,667 0      0
MIRANT CORP NEW               COM             60467R100    649,890  16,600,000 SH        SHARED-DEFINED  1,2   16,600,000 0      0
NEW YORK TIMES CO             CL A            650111107    258,155  16,774,188 SH        SHARED-DEFINED  1,2   16,774,188 0      0
NICOR INC                     COM             654086107     58,174   1,365,910 SH        SHARED-DEFINED  1,2    1,365,910 0      0
NISOURCE INC                  COM             65473P105     54,148   3,021,675 SH        SHARED-DEFINED  1,2    3,021,675 0      0
NORTHWEST AIRLS CORP          COM             667280408     77,166  11,586,546 SH        SHARED-DEFINED  1,2   11,586,546 0      0
OWENS CORNING NEW             COM             690742101    207,087   9,102,746 SH        SHARED-DEFINED  1,2    9,102,746 0      0
PEABODY ENERGY CORP           COM             704549104     95,755   1,087,510 SH        SHARED-DEFINED  1,2    1,087,510 0      0
RTI INTL METALS INC           COM             74973W107     80,145   2,250,000 SH        SHARED-DEFINED  1,2    2,250,000 0      0
SOLUTIA INC                   COM  NEW        834376501    162,113  12,645,308 SH        SHARED-DEFINED  1,2   12,645,308 0      0
SOUTHERN UN CO NEW            COM             844030106     55,108   2,039,533 SH        SHARED-DEFINED  1,2    2,039,533 0      0
SPDR SERIES TRUST             S&P RETAIL ETF  78464A714     73,100   2,500,000 SH  PUT   SHARED-DEFINED  1,2    2,500,000 0      0
SPECTRUM BRANDS INC           COM             84762L105      8,925   3,500,000 SH        SHARED-DEFINED  1,2    3,500,000 0      0
SPRINT NEXTEL CORP            COM SER 1       852061100    606,640  63,856,825 SH        SHARED-DEFINED  1,2   63,856,825 0      0
SUNOCO INC                    COM             86764P109     25,770     633,322 SH        SHARED-DEFINED  1,2      633,322 0      0
TERRESTAR CORP                COM             881451108    107,280  26,954,794 SH        SHARED-DEFINED  1,2   26,954,794 0      0
PROSHARES TR                  ULTRASHT DOW30  74347R867     32,296     500,332 SH        SHARED-DEFINED  1,2      500,332 0      0
PROSHARES TR                  ULTRASHRT FINL  74347R628    505,105   3,224,832 SH        SHARED-DEFINED  1,2    3,224,832 0      0
PROSHARES TR                  ULTRASHT SP500  74347R883     33,357     500,332 SH        SHARED-DEFINED  1,2      500,332 0      0
WACHOVIA CORP NEW             COM             929903102     29,507   1,900,000 SH  PUT   SHARED-DEFINED  1,2    1,900,000 0      0
WILLIAMS SONOMA INC           COM             969904101    134,396   6,774,017 SH        SHARED-DEFINED  1,2    6,774,017 0      0
YAHOO INC                     COM             984332106    117,073   5,666,667 SH        SHARED-DEFINED  1,2    5,666,667 0      0

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